PLAN DESCRIPTION	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION	PLAN DESCRIPTION
The following description of the Plan provides general information. Participants should refer to the plan document for a more complete description of the Plan’s provisions.

(a)    Employer Contributions – The amount of employer contributions is determined by the Retirement Plan Committee (the Plan Administrator) of Cass Information Systems, Inc. ("the Company", "the employer", or "Cass"). The amount of employer contributions is also approved by executive management of the Company. For employees that are eligible to participate in the Plan, the Company provides a 3% discretionary contribution and matches 50% of the first 6% of employee contributions, subject to IRS limitations.

In December 2025, the Company, subsequent to the termination of its defined benefit plan and settlement of all remaining liabilities to its participants, transferred excess assets from its defined benefit plan of $1,196,502 to the Plan. These excess assets are expected to be used to partially fund the Company's 3% discretionary contribution during the year ended December 31, 2026 and are in pooled separate accounts on the statement of net assets available for plan benefits at December 31, 2025.

(b)    Employee Contributions – Each plan participant may elect to make contributions to the Plan of 1% to 100% of the participant’s eligible compensation for such fiscal year as long as such contributions do not exceed the maximum permissible by the Internal Revenue Code. Participants may also contribute amounts representing distributions from other qualified defined contribution and defined benefit plans. In addition, participants that are age 50 or older are eligible to make pre-tax catch-up contributions not to exceed certain limits described in the Plan document. Eligible new hires are automatically enrolled for pre-tax contributions at a 6% deferral rate, with automatic annual 1% increases up to 10%, unless they elect otherwise.

On October 31, 2024, the Company terminated its defined benefit plan. At termination, participants of the defined benefit plan had the option of monthly payments, a lump sum distribution and/or rolling the benefits into any qualified plan (including the Cass 401(k) Plan). During 2024, rollover contributions associated with the terminated defined benefit plan of $6,819,079 are included in rollover contributions on the statements of changes in net assets available for benefits.

(c)    Participant Eligibility – Employees (as defined by the Plan) of the Company or its wholly owned subsidiary, Cass Commercial Bank, shall be eligible to become a participant in the Plan the first of the month following the completion of one month of service and upon reaching 21 years of age. Individuals who are ineligible to participate in the Plan consist of (a) individuals who are represented by a bargaining unit that has bargained with the Company in good faith on the subject of retirement benefits; (b) Nonresident aliens with no U.S. income or all such income is exempt from U.S. income tax; (c) leased employees; and (d)
employees whose primary work location is other than a processing center maintained by the employer and whose job title includes "Offsite."

(d)    Participant Accounts – Each participant’s account is credited with the participant’s contributions and allocations of the Company’s match and contributions along with plan earnings, and charged with an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

(e)    Vesting – Employees are 100% vested in any portion of their account resulting from their savings contributions and any rollover contributions. Employer contributions including, but not limited to, matching additional and discretionary are subject to vesting as follows:

Years of service	Vesting percentage
Less than three	—%
Three or more	100%

    If an employee terminates employment before full vesting, the nonvested portions of employer matching and discretionary contributions are used to reduce future contributions or plan administration costs of the Company. At December 31, 2025 and 2024, the forfeited nonvested accounts totaled $7,110 and $15,650, respectively. Employer contributions were reduced from forfeited nonvested accounts by $435,519 and $492,225 during 2025 and 2024, respectively.

(f)    Distributions – Under the terms of the Plan, participants hired prior to January 1, 2017 reaching the age of 59 ½ are eligible to receive their balance prior to January 1, 2017. Participants hired January 1, 2017 and after reaching the age of 65 are eligible to receive the entire balance in all of the accounts maintained for such participant. Participants terminating employment prior to the attainment of age 59 ½ receive their contributions and earnings on such contributions and the employer's contributions and earnings on such contributions, if such amounts are vested. In the event of death, any vested balances in the participant’s account are paid to the designated beneficiary.

(g)    Costs of Plan Administration – Fees and expenses incurred by the Company in the administration of the Plan are paid by the Company or from forfeited nonvested accounts. Expenses solely attributable to the investment of funds are paid with plan assets.

(h)    Notes Receivable From Participants – Participants may borrow from their accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of the participant’s vested account balance, per plan provisions. The loans are secured by the balance in the participant’s account and bear interest at rates which are commensurate with local prevailing rates as determined by the Plan Administrator. Principal and interest are paid ratably through payroll deductions.